Other revenues	12 Months Ended
Dec. 31, 2014
Revenues [Abstract]
Other revenues
Other revenues
Related party other revenues comprise the following items:

	Year Ended December 31,
(In US$ millions)	2014	2013	2012
Related party other revenues	—	5.8	19.1
Total	—	5.8	19.1

The Company's Nigerian service company earned related party revenues relating to certain services, including the provision of onshore and offshore personnel, which the Company provided to Seadrill’s West Polaris drilling rig that was operating in Nigeria during the years ended December 31, 2013 and December 31, 2012.